Fair value of financial instruments (Summary of Changes in Fair Value of Contingent Consideration) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value as of December 31, 2020	$ (13,858)
Payment	1,609
Revaluation	12,249	$ (11,771)	$ (398)
Fair value as of December 31, 2021	$ 0	$ (13,858)